UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS




SCHEDULE OF INVESTMENTS

July 31, 2005 (Unaudited)




---------------------------------------------------

 JAPAN SMALLER                           Value
 COMPANIES FUND             Shares       (000)
---------------------------------------------------

FOREIGN COMMON STOCK (81.3%)
JAPAN (81.3%)
  BUILDING & CONSTRUCTION (2.5%)
  Nichiha                      77,400  $      1,130
  Shinnihon                   104,600         1,175
                                       ------------
                                              2,305
                                       ------------
  CHEMICALS (1.5%)
  Air Water                   175,000         1,332
                                       ------------
  COMPUTERS & SERVICES (1.7%)
  Computer Engineering &
  Consulting                    6,800            76
  Jastec                       33,000           580
  Roland DG                    43,600           943
                                       ------------
                                              1,599
                                       ------------
  FINANCIAL SERVICES (4.3%)
  Diamond Lease                97,900         3,822
  Inter                         7,300            96
                                       ------------
                                              3,918
                                       ------------
  MANUFACTURING (3.7%)
  Japan Cash Machine           81,900         1,624
  Nabtesco                    249,000         1,811
                                       ------------
                                              3,435
                                       ------------
  REAL ESTATE (22.1%)
  Arnest One                  123,500         2,809
  Azel*                       506,000           985
  Diamond City                 65,900         1,956
  Fuso Lexel                   80,000           613
  Iida Home Max               108,900         1,839
  Japan General Estate        118,500         1,307
  Joint                        65,500         2,780
  Ryowa Life Create           134,600         1,025
  Suncity                         826         1,021
  Touei Housing               135,700         2,573
  Yasuragi*                    64,200         1,873
  Zephyr                          650         1,571
                                       ------------
                                             20,352
                                       ------------
  REAL ESTATE INVESTMENT TRUSTS (5.8%)
  Crescendo Investment            189           992
  Fukuoka                         145         1,151
  Japan Logistics Fund              2            13
  Joint Investment                 37           188
  Kenedix Realty
  Investment                       38           199
  Nippon Residential
  Investment                      287         1,640
  Premier Investment              117           748
  TGR Investment                  102           361
                                       ------------
                                              5,292
                                       ------------
  RETAIL (38.7%)
  Arc Land Sakamoto            95,100         1,509
  Belluna                          43             1
  Colowide                    138,400         1,085
  Daiei*                      234,450         3,527
  Geo                             291           725
  Gigas K's Denki             231,604         4,456
  Green Cross Coa               7,800           294


PAM-QH-001-0300


---------------------------------------------------
                          Shares/
 JAPAN SMALLER          Face Amount     Value
 COMPANIES FUND            (000)        (000)
---------------------------------------------------

RETAIL (CONTINUED)
  Honeys                       18,300  $        585
  Japan                        42,300           438
  Joyfull                     185,900         1,935
  Kappa Create                 81,600         1,522
  Link Theory                      88           978
  Nishimatsuya Chain          148,900         3,840
  Nitori                       60,850         4,199
  Pal                          35,600         1,613
  Point                        63,800         2,658
  Right On                     37,000         1,383
  St Marc                      24,400         1,009
  Sundrug                      27,000         1,126
  United Arrows                75,800         2,658
                                       ------------
                                             35,541
                                       ------------
  WHOLESALE (1.0%)
  ABC-Mart*                    27,100           919
  IMI                           1,200            17
  Vitec                         1,200             8
                                       ------------
                                                944
                                       ------------
TOTAL FOREIGN COMMON STOCK
  (Cost $74,831)                             74,718
                                       ------------

CONVERTIBLE BONDS (1.3%)
JAPAN (1.3%)
  Ryowa Life Create
     0.000%, 02/13/08         $29,000           344
     0.000%, 03/31/10          15,000           146
  Shoei
     0.000%, 12/30/09          63,000           723
                                       ------------
TOTAL CONVERTIBLE BONDS
  (Cost $1,155)                               1,213
                                       ------------

TOTAL INVESTMENTS (82.6%)
  (Cost $75,986)+                      $     75,931
                                       ============

 Percentages are based on Net Assets of $91,916 (000).

* Non-income producing security.

+At July 31, 2005, the tax basis cost of the Fund's investments was $75,986, and
the  unrealized   appreciation  and  depreciation   were  $8,885  and  $(8,940),
respectively(000).

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.